Other Liabilities - Disclosure of Other Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Miscellaneous liabilities [abstract]
Termination payment plans	$ 111,772	$ 70,097
Total	111,772	70,097
Termination payment plans	105,644	94,839
Dividends payable to minority shareholders	15,068	6,952
Others	15,949	11,649
Total	$ 136,661	$ 113,440